INTEREST-BEARING LOANS AND BORROWING (Details 4)	Dec. 31, 2024
Lease Term 2024 - 2027 [Member]
IfrsStatementLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	11.04%
Lease Term 2028 - 2035 [Member]
IfrsStatementLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	11.21%